Commitments and contingencies	12 Months Ended
Dec. 31, 2017
Commitments and contingencies [Abstract]
Commitments and contingencies
19.	Commitments and contingencies

	For the Years Ended December 31,
in CHF thousands	2017	2016
Within one year	9,686	9,175
Between one and three years	2,546	1,624
Between three and five years	140	-
More than five years	-	-
Total	12,372	10,799

The Company has research contracts with several external service providers. As of December 31, 2017 external research projects for CHF 9.4 million were committed for 2018. Rental contract for laboratory and offices space at the EPFL Innovation Park in Ecublens/Lausanne can be cancelled within a 6 month notice period. Lease expense in 2017 was CHF 0.5 million. As of December 31, 2017, rental contracts for CHF 0.2 million were committed for 2018.

The Company has a contractual obligation that requires the payment of royalties to a third party, which is associated with the achievement of program milestones. As of December 31, 2017, the Company’s contractual obligation associated with this agreement was CHF 0.4 million.